Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,811,433	$ 3,996,697
Less: accumulated depreciation	(1,666,055)	(957,738)
Property and equipment, net	3,145,378	3,038,959
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,509,126	1,988,598
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	2 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Property and equipment, gross	$ 145,754	131,278
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Property and equipment, gross	$ 41,898	41,898
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Property and equipment, gross	$ 471,505	471,505
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,643,150	$ 1,363,418